Touchstone International Value Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg World ex US Large & Mid Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.47%	7.59%	8.43%
MSCI All Country World Ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		46.06%	9.38%	7.87%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		43.17%	7.62%	6.43%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		28.67%	6.99%	5.99%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		51.83%	9.82%	7.63%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[2]	54.27%	10.91%	8.80%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[3]	54.43%	11.03%	8.88%

[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large and Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	Class Y shares of the Fund assumed the performance history of Class I shares of the Predecessor Fund.
[3]	Performance of Institutional Class shares of the Fund prior to October 30, 2017 (the inception date for Institutional Class shares) is based on the Predecessor Fund's Class A share performance.